Loss per share and common dividends (Tables)	12 Months Ended
Dec. 31, 2022
Net loss per share and common dividends
Schedule of Basic and diluted loss per share

	For the years ended December 31
In thousands of U.S. Dollars and shares, except per share amount	2022	2021	2020
Net income / (loss) attributable to common stockholders	$135,054	$(38,086)	$(6,046)
Weighted average shares - Basic	37,236	33,883	33,242
Weighted average shares - Diluted	38,360	33,883	33,242
Basic net income / (loss) per share	$3.63	$(1.12)	$(0.18)
Diluted net income / (loss) per share	$3.52	$(1.12)	$(0.18)